Financial Risk Management Objectives and Policies - Schedule of Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	$ 1,151	$ 1,806
Fair Value	1,156	1,736
Other long-term debt
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	1,151	1,806
Fair Value	$ 1,156	$ 1,736